VY T Rowe Price Capital Appreciation Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			11.62%	8.83%	10.65%
Performance Inception Date		Dec. 16, 2003
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class ADV | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Class ADV | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.88%	(0.59%)	2.16%
Class ADV | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.52%	8.37%	9.85%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.32%	9.49%	11.32%
Performance Inception Date		May 02, 2003
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Class I | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.88%	(0.59%)	2.16%
Class I | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.52%	8.37%	9.85%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.31%	9.49%	11.32%
Performance Inception Date		May 03, 2016
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class R6 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Class R6 | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.88%	(0.59%)	2.16%
Class R6 | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.52%	8.37%	9.85%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			12.02%	9.22%	11.04%
Performance Inception Date		Jan. 24, 1989
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Class S | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.88%	(0.59%)	2.16%
Class S | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.52%	8.37%	9.85%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			11.83%	9.04%	10.87%
Performance Inception Date		Sep. 09, 2002
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S2 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Class S2 | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.88%	(0.59%)	2.16%
Class S2 | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.52%	8.37%	9.85%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.